“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED NOVEMBER 23, 2009

TO THE FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
Dated May 1, 2009
Supplemented as of May 26, 2009

     Effective February 1, 2010, the policy of investing in insured securities will be eliminated for the First Investors Insured Tax Exempt Fund, Insured Tax Exempt Fund II, California Insured Tax Exempt Fund and New York Insured Tax Exempt Fund (each, a “Fund”). This policy requires each Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of each Fund also will be changed to remove the word “Insured.” The policy change is necessary because there are now relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Funds invest. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Funds to purchase securities that are insured by qualified insurers.

     The Funds will continue to be managed as high quality tax-exempt bond funds. Each Fund generally will attempt to purchase high quality municipal securities that: (a) are rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Funds’ adviser to be of investment grade quality.

     Due to the unusual circumstances that now exist with respect to the availability and quality of insurance, the Funds will invest more than 20% of their net assets in uninsured municipal securities before February 1, 2010.

TEP1109

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED NOVEMBER 23, 2009 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND PROSPECTUS

Dated May 1, 2009

     Effective February 1, 2010, the policy of investing in insured securities will be eliminated for the First Investors Insured Tax Exempt Fund (the “Fund”). This policy requires the Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of the Fund also will be changed to remove the word “Insured.” The policy change is necessary because there are now relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Fund invests. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Fund to purchase securities that are insured by qualified insurers.

     The Fund will continue to be managed as a high quality tax-exempt bond fund. The Fund generally will attempt to purchase high quality municipal securities that: (a) are rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Fund’s adviser to be of investment grade quality.

     Due to the unusual circumstances that now exist with respect to the availability and quality of insurance, the Fund will invest more than 20% of its net assets in uninsured municipal securities before February 1, 2010.

     FITE1109

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED NOVEMBER 23, 2009 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND II PROSPECTUS

Dated May 1, 2009

     Effective February 1, 2010, the policy of investing in insured securities will be eliminated for the First Investors Insured Tax Exempt Fund II (the “Fund”). This policy requires the Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of the Fund also will be changed to remove the word “Insured.” The policy change is necessary because there are now relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Fund invests. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Fund to purchase securities that are insured by qualified insurers.

     The Fund will continue to be managed as a high quality tax-exempt bond fund. The Fund generally will attempt to purchase high quality municipal securities that: (a) are rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Fund’s adviser to be of investment grade quality.

     Due to the unusual circumstances that now exist with respect to the availability and quality of insurance, the Fund will invest more than 20% of its net assets in uninsured municipal securities before February 1, 2010.

     FITE21109

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED NOVEMBER 23, 2009 TO THE

FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS PROSPECTUS
RELATING TO THE NEW YORK INSURED FUND

Connecticut Fund
Massachusetts Fund
New Jersey Fund
New York Insured Fund
North Carolina
Virginia Fund

Dated May 1, 2009
Supplemented as of May 26, 2009

     Effective February 1, 2010, the policy of investing in insured securities will be eliminated for the First Investors New York Insured Tax Exempt Fund (the “Fund”). This policy requires the Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of the Fund also will be changed to remove the word “Insured.” The policy change is necessary because there are now relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Fund invests. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Fund to purchase securities that are insured by qualified insurers.

     The Fund will continue to be managed as a high quality tax-exempt bond fund. The Fund generally will attempt to purchase high quality municipal securities that: (a) are rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Fund’s adviser to be of investment grade quality.

     Due to the unusual circumstances that now exist with respect to the availability and quality of insurance, the Fund will invest more than 20% of its net assets in uninsured municipal securities before February 1, 2010.

     NY1109

“IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY”

SUPPLEMENT DATED NOVEMBER 23, 2009 TO THE

FIRST INVESTORS SINGLE STATE TAX EXEMPT FUNDS PROSPECTUS
RELATING TO THE CALIFORNIA INSURED FUND

California Insured Fund
Michigan Fund
Minnesota Fund
Ohio Fund
Oregon Fund
Pennsylvania Fund

Dated May 1, 2009
Supplemented as of May 26, 2009

     Effective February 1, 2010, the policy of investing in insured securities will be eliminated for the First Investors California Insured Tax Exempt Fund (the “Fund”). This policy requires the Fund to invest, under normal circumstances, at least 80% of its net assets in securities insured as to the timely payment of principal and interest by investment-grade rated independent insurance companies. The name of the Fund also will be changed to remove the word “Insured.” The policy change is necessary because there are now relatively few investment-grade rated insurance companies that insure the types of municipal securities in which the Fund invests. As a result, issuers of municipal securities are increasingly selling these securities without insurance coverage and it has become difficult for the Fund to purchase securities that are insured by qualified insurers.

     The Fund will continue to be managed as a high quality tax-exempt bond fund. The Fund generally will attempt to purchase high quality municipal securities that: (a) are rated as investment grade, at the time of purchase, by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services Inc., Standard & Poor’s Rating Services, or Fitch Ratings; or (b) if unrated, are determined by the Fund’s adviser to be of investment grade quality.

     Due to the unusual circumstances that now exist with respect to the availability and quality of insurance, the Fund will invest more than 20% of its net assets in uninsured municipal securities before February 1, 2010.

     CA1109